Business Combination (Q1) (Tables)	3 Months Ended
Mar. 31, 2021
Acquisitions [Abstract]
Schedule of Reverse Recapitalization
The following table reconciles the elements of the Business Combination, accounted for as a reverse recapitalization, to the condensed consolidated statement of cash flows and the consolidated statement of changes in redeemable preferred stock and stockholders’ equity for the period ended March 31, 2021:

Reverse Recapitalization (in thousands)
Cash - South Mountain (net of redemptions and non-contingent expenses)	$240,670
Cash - PIPE investors	200,000
Cash electing shares of Legacy Billtrust shareholders	(90,061)
Less fees to underwriters and other transaction costs	(20,200)
Net cash received from reverse recapitalization	330,409
Net assets acquired and other adjustments	255
Net contributions from reverse recapitalization	$330,664

The number of shares of Class 1 and Class 2 common stock of BTRS Holdings Inc. issued immediately following the consummation of the Business Combination, accounted for as a reverse recapitalization, is summarized as follows:

Number of Shares
Common Stock outstanding prior to Business Combination	25,000,000
Shares from South Mountain Founder Shares	5,500,000
Less redemption of South Mountain Shares	(2,015)

Number of Shares
Common Stock of South Mountain	30,497,985
Shares issued from PIPE	20,000,000
Less: Shares of Legacy Billtrust shareholders purchased for cash	(9,005,863)
Recapitalization shares	41,492,122
Legacy Billtrust stockholders	103,773,986
Total Shares	145,266,108

Schedule of Contingent Consideration Liabilities
Below is a reconciliation of the liability balance at the Closing Date and the changes therein for the three months ended March 31, 2021:

	Earnout Shares	Sponsor Vesting Shares	Total
Fair value on Closing Date	$191,095	$39,900	$230,995
Change in fair value during the period (included in Other expense)	8,246	1,780	10,026
Amount paid for tax withholding	(4,013)	—	(4,013)
Amount reclassified to equity	(195,328)	(41,680)	(237,008)
Ending balance	$—	$—	$—